CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 343,874	$ 332,033	$ 293,641
Cost of revenues	227,705	224,698	194,479
Gross profit	116,169	107,335	99,162
Operating expenses:
Research and development, net	28,180	25,703	21,695
Selling and marketing	42,961	41,656	39,515
General and administrative	19,354	18,576	20,380
Other income	(470)	(1,746)	(1,921)
Total operating expenses	90,025	84,189	79,669
Operating income	26,144	23,146	19,493
Financial expenses, net	6,349	5,889	6,303
Income before taxes on income	19,795	17,257	13,190
Taxes on income (benefit)	(3,251)	1,697	1,761
Net income	$ 23,046	$ 15,560	$ 11,429
Net Income per share:
Basic net income per share	$ 0.29	$ 0.20	$ 0.15
Diluted net income per share	$ 0.28	$ 0.19	$ 0.15
Weighted average number of ordinary shares used in computing basic net income per share	78,579,013	77,916,912	77,702,788
Weighted average number of ordinary shares used in computing diluted net income per share	81,021,527	79,942,353	78,613,528